Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Accounts receivable, net
Accounts receivable	$ 53,069	¥ 365,283		¥ 390,550
Less: Allowance for doubtful accounts	(17,086)	(117,602)	$ (14,658)	(100,894)	¥ (83,835)	¥ (63,025)
Total accounts receivable, net	35,983	247,681		289,656
Accounts receivable, current portion	16,349	112,533		124,645
Accounts receivable, noncurrent portion	19,634	135,148		165,011
Cord blood processing fees
Accounts receivable, net
Accounts receivable, current portion	10,365	71,343		78,649
Accounts receivable, noncurrent portion	19,634	135,148		165,011
Cord blood storage fees
Accounts receivable, net
Accounts receivable, current portion	5,797	39,904		43,618
Fees derived from the provision of donated cord blood for transplantation and research and others
Accounts receivable, net
Accounts receivable, current portion	$ 187	¥ 1,286		¥ 2,378